Acquisition of TCBM Holdings, LLC - Schedule of Fair Value of Net Assets Acquired (Details) - USD ($)		Dec. 31, 2019	Nov. 30, 2019
Cash			$ 546,411
Inventory	[1]		70,580
Property and Equipment	[2]		$ 36,363
Book Value [Member]
Cash		$ 543,411
Inventory		70,580
Property and Equipment		36,363
Total		650,354
Fair Value [Member]
Cash		543,411
Inventory		70,580
Property and Equipment		36,363
Total		650,354
Difference [Member]
Cash
Inventory
Property and Equipment
Total

[1]	Inventories acquired were sold on March 11, 2020
[2]	Property plant and equipment acquired includes computers software and other office equipment